REAL ESTATE INVENTORY (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
REAL ESTATE INVENTORY
Real estate, including land	¥ 8,800,383	¥ 8,766,600
Construction in progress	1,334,356	501,225
Real estate inventory	¥ 10,134,739	¥ 9,267,825